Property, Plant And Equipment (Changes In Net Carrying Amounts Of Property, Plant And Equipment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,826	$ 4,896
Additions	933	862
Transfers	1	(2)
Amortization	(920)	(915)
Disposals and writedown	(13)	(15)
Property, plant and equipment	4,827	4,826
Cable And Telecommunications Distribution System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,518	3,490
Additions	554	441
Transfers	129	215
Amortization	(630)	(625)
Disposals and writedown	(9)	(3)
Property, plant and equipment	3,562	3,518
Digital Cable Terminals And Modems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	312	358
Additions	234	146
Amortization	(187)	(196)
Disposals and writedown		(4)
Property, plant and equipment	359	312
Satellite Audio, Video And Data Network, And DTH Receiving Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	40	46
Additions	17	8
Transfers	(1)	(1)
Amortization	(12)	(13)
Property, plant and equipment	44	40
Land And Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	328	352
Additions		4
Transfers		2
Amortization	(27)	(29)
Disposals and writedown		(1)
Property, plant and equipment	301	328
Data Center Infrastructure, Data Processing And Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	211	230
Additions	29	24
Transfers	49	24
Amortization	(64)	(52)
Disposals and writedown	(1)	(15)
Property, plant and equipment	224	211
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	417	420
Additions	99	239
Transfers	(176)	(242)
Disposals and writedown	(3)
Property, plant and equipment	$ 337	$ 417